Settlement and Asset Abandonment (Tables)	12 Months Ended
Jan. 31, 2021
Schedule of abandonment of assets
Year Ended	January 31, 2021 $	January 31, 2020 $

Cash	(347)	–
Right-of-use asset	–	(1,276,779)
Other assets	–	(26,499)
Accounts payable and accrued liabilities	22,391	–
Lease liability	1,459,785	–

Gain (loss) on abandonment of assets	1,481,829	(1,303,278)